PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 70,910,009	$ 24,412,989
Less: Accumulated depreciation	(1,341,458)	(1,172,519)
Property, plant and equipment, net	69,568,551	23,240,470
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	13,334,843	8,502,738
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	57,147,087	15,334,220
Computer And Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	329,932	354,166
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	27,036	29,282
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 71,111	$ 192,583